Segment Information - Key revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) segment	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Segment Reporting, Revenue Reconciling Item [Line Items]
Inter-company revenues	¥ 3,604,919	$ 522,664	¥ 2,959,324	¥ 1,352,196
Operating Segments
Segment Reporting, Revenue Reconciling Item [Line Items]
Number of operating segments | segment	1	1
Inter-company revenues	¥ 3,604,919		2,959,324	1,352,196
Advertising service | Operating Segments
Segment Reporting, Revenue Reconciling Item [Line Items]
Inter-company revenues	926,296		1,160,886	843,284
Paid membership service | Operating Segments
Segment Reporting, Revenue Reconciling Item [Line Items]
Inter-company revenues	1,230,804		668,507	320,471
Content-commerce solutions | Operating Segments
Segment Reporting, Revenue Reconciling Item [Line Items]
Inter-company revenues	1,030,184		973,986	135,813
Vocational training | Operating Segments
Segment Reporting, Revenue Reconciling Item [Line Items]
Inter-company revenues	248,266		45,823	7,080
Others | Operating Segments
Segment Reporting, Revenue Reconciling Item [Line Items]
Inter-company revenues	¥ 169,369		¥ 110,122	¥ 45,548